Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012 item	Nov. 30, 2011	Nov. 30, 2010
Segment Information
Number of product segments	2
Segment Information
Revenues:	$ 1,158,898	$ 1,448,476	$ 1,601,883
Gross profit:	195,836	222,072	279,768
Non cash equity compensation	(6,602)	(7,127)	(9,654)
Depreciation and amortization:	21,090	23,581	22,109
Total Segments
Segment Information
Revenues:	1,158,898	1,448,476	1,601,883
Gross profit:	196,801	222,896	281,309
Depreciation and amortization:	16,748	19,180	18,236
Enterprise Data Storage Solutions
Segment Information
Revenues:	974,043	1,324,547	1,258,940
Gross profit:	155,326	212,654	166,882
Depreciation and amortization:	9,799	10,326	12,337
HDD Capital Equipment
Segment Information
Revenues:	184,855	123,929	342,943
Gross profit:	41,475	10,242	114,427
Depreciation and amortization:	6,949	8,854	5,899
Unallocated
Segment Information
Non cash equity compensation	(965)	(824)	(1,541)
Corporate
Segment Information
Depreciation and amortization:	$ 4,342	$ 4,401	$ 3,873